Other Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense, Net	$ 29.2	$ 29.4	$ 30.8
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Current	28.9
Operating Leases, Future Minimum Payments, Due in Two Years	22.7
Operating Leases, Future Minimum Payments, Due in Three Years	18.4
Operating Leases, Future Minimum Payments, Due in Four Years	15.1
Operating Leases, Future Minimum Payments, Due in Five Years	14.3
Operating Leases, Future Minimum Payments, Due Thereafter	$ 29.9